Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 80,389		$ 39,013
Trading
Trading securities	133,894		136,071
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	319,896		313,015
Loans	698,041		660,992
Derivatives
Derivatives	102,033		113,488
Deposits
Personal	358,500		343,052
Business and government	680,413		624,311
Bank	45,965		44,522
Other
Obligations related to securities sold short	34,760		29,285
Obligations related to assets sold under repurchase agreements and securities loaned	271,165		274,231
Derivatives
Total derivatives	97,150		109,927
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(440)		(657)
Financial assets	(440)		(657)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(440)		(657)
Financial liabilities	(440)		(657)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	68,148		57,161
Investment
Investment securities	871		845
Derivatives
Total gross derivatives, assets	2,388		4,459
Other assets	1,437		1,154
Financial assets	72,844		63,619
Other
Obligations related to securities sold short	14,572		12,484
Derivatives
Total gross derivatives, liabilities	2,687		5,734
Other liabilities	186		118
Financial liabilities	17,445		18,336
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	53,500		21,603
Trading
Trading securities	64,233		77,573
Investment
Investment securities	70,178		80,553
Assets purchased under reverse repurchase agreements and securities borrowed	278,378		264,394
Loans	10,936		8,747
Derivatives
Total gross derivatives, assets	99,605		109,084
Other assets	2,793		2,207
Financial assets	579,623		564,161
Deposits
Personal	18,572		17,061
Business and government	126,046		107,855
Bank	12,721		18,015
Other
Obligations related to securities sold short	20,188		16,801
Obligations related to assets sold under repurchase agreements and securities loaned	248,196		255,922
Derivatives
Total gross derivatives, liabilities	93,466		103,421
Other liabilities	(14)		10
Financial liabilities	519,175		519,085
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,513		1,337
Investment
Investment securities	494		522
Loans	1,055		1,070
Derivatives
Total gross derivatives, assets	480		602
Other assets			53
Financial assets	3,542		3,584
Deposits
Personal	111		139
Derivatives
Total gross derivatives, liabilities	1,437		1,429
Other liabilities	7		38
Financial liabilities	1,555		1,606
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	9,075		12,773
Investment
Investment securities	829		647
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,399		3,012
Investment
Investment securities	1,429		1,894
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	11,634		11,562
Investment
Investment securities	3,154		3,233
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	192		1,508
Investment
Investment securities			160
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	21,145		35,029
Investment
Investment securities	31,433		38,364
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	29		44
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,863		3,085
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,285		3,380
Investment
Investment securities	5,811		7,345
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	7		39
Investment
Investment securities	2,414		2,343
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	21		27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	711		526
Investment
Investment securities	615		854
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	22,135		21,464
Investment
Investment securities	17,847		18,954
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	24		30
Investment
Investment securities	154		160
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	56,018		39,795
Investment
Investment securities	42		38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,917		2,561
Investment
Investment securities	144		152
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,458		1,261
Investment
Investment securities	319		335
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,331		7,414
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	39,287		53,720
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	392		501
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	43,614		39,246
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	66		57
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	496		463
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,388		4,458
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	17,003		16,767
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	14		36
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(795)		(1,112)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	8		8
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	33,623		46,723
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,015		1,089
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	42,131		38,210
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	31		35
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	742		531
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	2,687		5,734
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	16,912		18,041
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	398		337
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	58		(84)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(7)		(32)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	53,500		21,603
Trading
Trading securities	133,894		136,071
Investment
Investment securities	71,543		81,920
Assets purchased under reverse repurchase agreements and securities borrowed	278,378		264,394
Loans	11,991		9,817
Derivatives
Total gross derivatives, assets	102,473		114,145
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(440)		(657)
Derivatives	102,033		113,488
Other assets	4,230		3,414
Financial assets	655,569		630,707
Deposits
Personal	18,683		17,200
Business and government	126,046		107,855
Bank	12,721		18,015
Other
Obligations related to securities sold short	34,760		29,285
Obligations related to assets sold under repurchase agreements and securities loaned	248,196		255,922
Derivatives
Total gross derivatives, liabilities	97,590		110,584
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(440)		(657)
Total derivatives	97,150		109,927
Other liabilities	179		166
Financial liabilities	537,735		538,370
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,105	$ 2,114	2,155	$ 2,370	$ 2,054	$ 1,794
Derivatives
Financial liabilities	(118)	$ (81)	(177)	$ (230)	$ (199)	$ (216)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	11,474		15,785
Investment
Investment securities	2,258		2,541
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	11,634		11,562
Investment
Investment securities	3,154		3,233
Recurring [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	21,366		36,581
Investment
Investment securities	31,433		38,524
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,148		6,465
Investment
Investment securities	5,811		7,345
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	7		39
Investment
Investment securities	2,435		2,370
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	713		528
Investment
Investment securities	615		854
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,159		21,494
Investment
Investment securities	18,001		19,114
Recurring [member] | Equity securities [member]
Trading
Trading securities	60,393		43,617
Investment
Investment securities	505		525
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,331		7,414
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	39,679		54,222
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	43,680		39,303
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	496		463
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	19,405		21,261
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(787)		(1,104)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	34,638		47,812
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	42,162		38,245
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	742		531
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	19,997		24,112
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ 51		$ (116)